Fair Value Measurements - Valuation techniques and fair value assumptions (Detail) (Recurring, Level 3, Contingent Value Rights, USD $)	0 Months Ended
Nov. 06, 2013
Recurring | Level 3 | Contingent Value Rights
Observable assumptions:
Price per share of Class A common stock	$ 61.25
Remaining term of CVRs	2 years 8 months 5 days
Unobservable assumptions:
Expected price volatility of Class A common stock (percent)	32.00%
Dividend yield rate (percent)	4.40%
Discount rate (percent)	5.00%